General and Administrative Expenses (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2019	Sep. 30, 2018	Feb. 11, 2019	Dec. 21, 2018
General and Administrative Expenses [Abstract]
Audit fees	$ 20,000		$ 49,500	$ 119,535	$ 91,700
Chief Executive and Chief Financial Officer compensation	3,000		6,600	12,000	12,000
Other professional fees	(46)		2,367	247,242	5,533
Total	22,954	$ 35,834	58,467	378,777	109,233
Public registration costs	$ 161,116	$ 115,761	$ 35,973	$ 132,091	$ 350,167
Common shares, issued (in shares)	2,400,000			3,318,112		2,400,000	2,400,000
Common shares, outstanding (in shares)	2,400,000			3,318,112		2,400,000	2,400,000